Commitments and Contingencies - Schedule of minimum lease payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,743
2018	1,278
2019	4
2020	0
2021	0
Thereafter	0
Total minimum lease payments	3,025
Estimated sublease payments (not included in minimum lease payments)	(633)
Total minimum lease payments, net of estimated sublease income	$ 2,392